Cash and Marketable Securities	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Marketable Securities
Cash and Marketable Securities:
The components of our investments as of December 31, 2011 are as follows (in millions):

	Cash & Cash Equivalents	Restricted Cash	Restricted Marketable Securities	Total
Cash	$30.1	$35.3	$—	$65.4
Equity securities	—	—	45.2	45.2
Total	$30.1	$35.3	$45.2	$110.6

The components of our investments as of December 31, 2010 are as follows (in millions):

	Cash & Cash Equivalents	Restricted Cash	Restricted Marketable Securities	Total
Cash	$48.3	$36.5	$—	$84.8
Equity securities	—	—	37.5	37.5
Total	$48.3	$36.5	$37.5	$122.3

Restricted Cash—
As of December 31, 2011 and 2010, Restricted cash consisted of the following (in millions):

	As of December 31,
	2011	2010
Affiliate cash	$11.1	$15.6
Self-insured captive funds	23.5	20.4
Paid-loss deposit funds	0.7	0.5
Total restricted cash	$35.3	$36.5

Affiliate cash represents cash accounts maintained by joint ventures in which we participate where one or more of our external partners requested, and we agreed, that the joint venture’s cash not be commingled with other corporate cash accounts and be used only to fund the operations of those joint ventures. Self-insured captive funds represent cash held at our wholly owned insurance captive, HCS, Ltd., as discussed in Note 10, Self-Insured Risks. These funds are committed to pay third-party administrators for claims incurred and are restricted by insurance regulations and requirements. These funds cannot be used for purposes outside HCS without the permission of the Cayman Islands Monetary Authority. Paid loss deposit funds represent cash held by third-party administrators to fund expenses and other payments related to claims.
The classification of restricted cash held by HCS as current or noncurrent depends on the classification of the corresponding claims liability. As of December 31, 2011 and 2010, all restricted cash was current.
Marketable Securities—
Restricted marketable securities at both balance sheet dates represent restricted assets held at HCS. As discussed previously, HCS insures HealthSouth's professional liability, workers’ compensation, and other insurance claims. These funds are committed for payment of claims incurred, and the classification of these marketable securities as current or noncurrent depends on the classification of the corresponding claims liability. As of December 31, 2011 and 2010, $30.2 million and $19.3 million, respectively, of restricted marketable securities are included in Other long-term assets in our consolidated balance sheets.
A summary of our restricted marketable securities as of December 31, 2011 is as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$45.2	$0.7	$(0.7)	$45.2

A summary of our restricted marketable securities as of December 31, 2010 is as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$36.9	$0.7	$(0.1)	$37.5

Cost in the above tables includes adjustments made to the cost basis of our equity securities for other-than-temporary impairments. During the years ended December 31, 2011 and 2010, we did not record any impairment charges related to our restricted marketable securities. During the year ended December 31, 2009, we recorded $0.8 million of impairment charges related to our restricted marketable securities. These impairment charges are included in Other income in our consolidated statements of operations.
Investing information related to our restricted marketable securities is as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Proceeds from sales of restricted available-for-sale securities	$—	$5.2	$5.0
Gross realized gains	$—	$0.4	$0.9
Gross realized losses	$—	$(0.1)	$(1.3)

Our portfolio of marketable securities is comprised of investments in mutual funds that hold investments in a variety of industries. As discussed in Note 1, Summary of Significant Accounting Policies, "Marketable Securities," when our portfolio includes marketable securities with unrealized losses that are not deemed to be other-than-temporarily impaired, we examine the severity and duration of the impairments in relation to the cost of the individual investments. We also consider the industry in which each investment is held and the near-term prospects for a recovery in each specific industry.